UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21416

John Hancock Tax-Advantaged Dividend Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices)     (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Tax-Advantaged Dividend Income Fund

Quarterly portfolio holdings 1/31/17

Fund's investmentsTax-Advantaged Dividend Income Fund

As of 1-31-17 (unaudited)
	Shares	Value
Preferred securities 81.2% (55.0% of Total investments)		$728,107,025
(Cost $706,860,413)
Energy 6.2%		55,531,620
Oil, gas and consumable fuels 6.2%
Kinder Morgan, Inc., 9.750% (Z)	1,125,717	55,531,620
Financials 42.8%		384,136,082
Banks 26.7%
Bank of America Corp., 6.375% (Z)	139,000	3,566,740
Bank of America Corp., 6.500% (Z)	177,178	4,633,205
Bank of America Corp., 6.625% (Z)	355,000	9,155,450
Bank of America Corp., Depositary Shares, Series D, 6.204% (Z)	230,000	5,832,800
Barclays Bank PLC, Series 5, 8.125% (C)	610,000	15,738,000
BB&T Corp., 5.625% (Z)	606,000	15,246,960
BB&T Corp. (Callable 11-1-17), 5.200% (Z)	225,000	5,460,750
BB&T Corp. (Callable 6-1-18), 5.200% (Z)	480,000	11,808,000
Citigroup, Inc. (6.875% to 11-15-23, then 3 month LIBOR + 4.130%) (Z)	35,000	973,350
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%) (Z)	210,854	5,897,586
Citigroup, Inc., Depositary Shares, Series AA, 8.125% (Z)	270,400	7,554,976
HSBC Holdings PLC, 8.000% (C)	325,000	8,469,500
HSBC Holdings PLC, 8.125% (Z)	50,000	1,319,000
ING Groep NV, 6.200% (Z)	109,100	2,759,139
JPMorgan Chase & Co., 5.450% (Z)	245,000	6,156,850
JPMorgan Chase & Co., 5.500% (Z)	980,000	24,431,400
JPMorgan Chase & Co., 6.100% (Z)	510,000	13,152,900
JPMorgan Chase & Co., 6.125% (Z)	98,888	2,573,066
JPMorgan Chase & Co., 6.700% (Z)	30,000	815,400
Royal Bank of Scotland Group PLC, Series L, 5.750% (Z)	760,000	18,620,000
Santander Holdings USA, Inc., Series C, 7.300%	120,000	3,096,000
The PNC Financial Services Group, Inc., 5.375% (C)	280,000	6,882,400
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%) (Z)	40,000	1,134,400
U.S. Bancorp, 5.150% (C)	720,000	18,007,200
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%) (Z)	296,000	8,658,000
Wells Fargo & Company, 6.000% (Z)	215,000	5,577,100
Wells Fargo & Company, 8.000% (Z)	1,200,000	31,932,000
Capital markets 14.6%
Deutsche Bank Contingent Capital Trust II, 6.550%	10,000	245,800
Deutsche Bank Contingent Capital Trust III, 7.600% (Z)	797,893	20,402,124
Morgan Stanley, 6.625% (Z)	1,057,915	27,802,006
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%) (Z)	220,000	5,827,800
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%) (Z)	300,000	8,628,000
State Street Corp., 5.250% (Z)	910,000	22,304,100
State Street Corp., 6.000% (Z)	192,065	5,072,437
State Street Corp. (5.900% to 3-15-24, then 3 month LIBOR + 3.108%) (Z)	25,000	657,000
The Bank of New York Mellon Corp., 5.200% (Z)	425,000	10,510,250
The Goldman Sachs Group, Inc., 5.950% (C)	950,000	23,997,000
The Goldman Sachs Group, Inc., Series B, 6.200% (Z)	215,000	5,514,750
Consumer finance 1.1%
Capital One Financial Corp., 6.200% (Z)	100,183	2,584,721
Capital One Financial Corp., 6.700% (Z)	136,569	3,711,945
SLM Corp., Series A, 6.970% (C)	74,000	3,737,000

2SEE NOTES TO FUND'S INVESTMENTS

Tax-Advantaged Dividend Income Fund

	Shares	Value
Financials (continued)
Insurance 0.4%
Aegon NV, 6.500% (Z)	96,512	$2,497,731
Prudential Financial, Inc., 5.750% (Z)	47,460	1,191,246
Health care 4.1%		36,934,340
Pharmaceuticals 4.1%
Teva Pharmaceutical Industries, Ltd., 7.000%	59,900	36,934,340
Industrials 0.4%		3,415,628
Machinery 0.4%
Stanley Black & Decker, Inc., 5.750% (Z)	135,326	3,415,628
Real estate 0.1%		1,160,100
Equity real estate investment trusts 0.1%
Ventas Realty LP (Z)	45,000	1,160,100
Telecommunication services 4.2%		37,651,296
Diversified telecommunication services 2.3%
Qwest Corp., 6.125%	730,000	17,936,100
Qwest Corp., 7.500%	60,209	1,525,696
Verizon Communications, Inc., 5.900% (Z)	60,000	1,580,400
Wireless telecommunication services 1.9%
Telephone & Data Systems, Inc., 5.875%	340,000	8,279,000
Telephone & Data Systems, Inc., 6.625% (Z)	39,768	994,598
Telephone & Data Systems, Inc., 6.875% (Z)	261,064	6,576,202
United States Cellular Corp., 6.950% (Z)	30,000	759,300
Utilities 23.4%		209,277,959
Electric utilities 18.3%
Duke Energy Corp., 5.125% (Z)	221,008	5,529,620
Entergy Arkansas, Inc., 4.560%	9,388	921,784
Entergy Mississippi, Inc., 4.920%	8,190	828,982
Great Plains Energy, Inc., 7.000% (Z)	529,000	27,100,670
Gulf Power Company, 5.600%	100,155	10,020,307
Interstate Power & Light Company, 5.100%	1,382,023	36,817,093
Mississippi Power Company, 5.250%	257,500	6,612,600
NextEra Energy Capital Holdings, Inc., 5.000% (Z)	110,000	2,501,400
NextEra Energy Capital Holdings, Inc., 5.700% (Z)	230,000	5,697,100
NextEra Energy, Inc., 6.123% (Z)	100,000	5,007,000
PPL Capital Funding, Inc., 5.900% (Z)	1,063,052	26,650,714
SCE Trust I, 5.625%	143,777	3,555,605
SCE Trust II, 5.100%	1,275,000	30,574,500
The Southern Company, 6.250% (Z)	80,000	2,099,200
Multi-utilities 5.1%
BGE Capital Trust II, 6.200%	247,000	6,384,950
Dominion Resources, Inc., 6.750% (Z)	507,000	25,730,250
DTE Energy Company, 5.250% (C)	166,933	4,126,584
DTE Energy Company, 6.500% (Z)	70,000	3,712,100
Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%)	210,000	5,407,500

SEE NOTES TO FUND'S INVESTMENTS3

Tax-Advantaged Dividend Income Fund

Shares	Value
Common stocks 65.4% (44.3% of Total investments)	$586,442,472
(Cost $381,877,898)
Energy 10.1%	90,245,970
Oil, gas and consumable fuels 10.1%
BP PLC, ADR	810,450	29,159,991
ONEOK, Inc. (L)(Z)	500,000	27,555,000
Royal Dutch Shell PLC, ADR, Class A	208,000	11,313,120
Spectra Energy Corp. (L)(Z)	533,442	22,217,859
Telecommunication services 2.4%	21,929,332
Diversified telecommunication services 2.4%
AT&T, Inc.	370,000	15,599,200
Verizon Communications, Inc.	129,160	6,330,132
Utilities 52.9%	474,267,170
Electric utilities 25.0%
Alliant Energy Corp.	390,000	14,683,500
American Electric Power Company, Inc. (L)(Z)	590,000	37,795,400
Avangrid, Inc. (L)(Z)	475,000	18,430,000
Duke Energy Corp. (L)(Z)	320,000	25,132,800
Entergy Corp. (L)(Z)	338,000	24,214,320
Eversource Energy (L)(Z)	490,000	27,106,800
FirstEnergy Corp.	220,000	6,670,400
OGE Energy Corp. (C)	540,000	18,111,600
Pinnacle West Capital Corp.	50,000	3,881,500
PPL Corp. (L)(Z)	500,000	17,420,000
The Southern Company	405,000	20,019,150
Xcel Energy, Inc. (L)(Z)	270,000	11,156,400
Gas utilities 3.8%
Atmos Energy Corp. (L)(Z)	300,000	22,854,000
ONE Gas, Inc.	170,000	10,985,400
Multi-utilities 24.1%
Ameren Corp. (L)(Z)	540,000	28,431,000
Black Hills Corp.	440,000	27,522,000
CenterPoint Energy, Inc.	980,000	25,685,800
Dominion Resources, Inc. (L)(Z)	400,000	30,512,000
DTE Energy Company	250,000	24,660,000
National Grid PLC, ADR	290,000	16,956,300
NiSource, Inc. (L)(Z)	770,000	17,224,900
Public Service Enterprise Group, Inc.	70,000	3,097,500
Vectren Corp.	760,000	41,716,400
Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 0.4% (0.2% of Total investments)	$3,304,500
(Cost $3,000,000)
Utilities 0.4%	3,304,500
Electric utilities 0.4%
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (Q)	6.250	02-01-22	3,000,000	3,304,500

4SEE NOTES TO FUND'S INVESTMENTS

Tax-Advantaged Dividend Income Fund

	Yield	* (%)	Maturity date	Par value^	Value
Short-term investments 0.7% (0.5% of Total investments)					$6,828,000
(Cost $6,828,000)
U.S. Government Agency 0.4%					3,802,000
Federal Home Loan Bank Discount Note	0.400		02-01-17	3,802,000	3,802,000
				Par value^	Value
Repurchase agreement 0.3%					$3,026,000
Repurchase Agreement with State Street Corp. dated 1-31-17 at 0.100% to be repurchased at $3,026,008 on 2-1-17, collateralized by $2,950,000 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-19 (valued at $3,095,093, including interest)				3,026,000	3,026,000
Total investments (Cost $1,098,566,311)† 147.7%					$1,324,681,997
Other assets and liabilities, net (47.7%)					($427,922,391)
Total net assets 100.0%					$896,759,606

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
LIBOR	London Interbank Offered Rate
(C)	A portion of this security is segregated as collateral for options. Total collateral value at 1-31-17 was $94,336,610.
(L)	A portion of this security is on loan as of 1-31-17, and is a component of the fund's leverage under the Liquidity Agreement.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(Z)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 1-31-17 was $665,300,134. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $189,771,954.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 1-31-17, the aggregate cost of investment securities for federal income tax purposes was $1,104,502,692. Net unrealized appreciation aggregated to $220,179,305 of which $239,135,994 related to appreciated investment securities and $18,956,689 related to depreciated investment securities.

The fund had the following country composition as a percentage of total investments on 1-31-17:

United States	89.1%
United Kingdom	6.8%
Israel	2.8%
Netherlands	1.3%
TOTAL	100.0%

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps are valued using evaluated prices obtained from an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2017, by major security category or type:

	Total value at 1-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Preferred securities
Energy	$55,531,620	$55,531,620	—	—
Financials	384,136,082	384,136,082	—	—
Health care	36,934,340	36,934,340	—	—
Industrials	3,415,628	3,415,628	—	—
Real estate	1,160,100	1,160,100	—	—
Telecommunication services	37,651,296	36,070,896	$1,580,400	—
Utilities	209,277,959	192,099,386	17,178,573	—
Common stocks	586,442,472	586,442,472	—	—
Corporate bonds	3,304,500	—	3,304,500	—
Short-term investments	6,828,000	—	6,828,000	—
Total investments in securities	$1,324,681,997	$1,295,790,524	$28,891,473	—
Other financial instruments:
Written options	($507,225)	($507,225)	—	—
Interest rate swaps	87,659	—	$87,659	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds

       6

could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended January 31, 2017, the fund wrote option contracts to hedge against anticipated changes in securities markets and to generate potential income. The following tables summarize the fund's written options activities during the period ended January 31, 2017 and the contracts held at January 31, 2017:

	Number of contracts	Premiums received
Outstanding, beginning of period	1,115	$2,014,014
Options written	1,240	1,793,484
Option closed	(1,263)	(2,681,770)
Options exercised	—	—
Options expired	(430)	(243,820)
Outstanding, end of period	662	$881,908

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Calls
NASDAQ 100 Index	$5,075	Mar 2017	10	$91,592	($112,400)
Russell 2000 Index	1,380	Feb 2017	100	396,921	(146,500)
S&P 500 Index	2,325	Feb 2017	40	22,368	(500)
S&P 500 Index	2,300	Feb 2017	40	38,768	(16,000)
S&P 500 Index	2,295	Feb 2017	40	37,969	(36,400)
S&P 500 Index	2,340	Feb 2017	60	15,553	(5,850)
S&P 500 Index	2,320	Feb 2017	40	31,168	(16,400)
S&P 500 Index	2,410	Mar 2017	197	89,426	(22,163)
S&P 500 Index	2,405	Mar 2017	105	34,567	(22,312)
S&P 500 Index	2,270	Mar 2017	30	123,576	(128,700)
			662	$881,908	($507,225)

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

       7

During the period ended January 31, 2017, the fund used interest rate swaps to manage against anticipated interest rate changes. The following table summarizes the interest rate swap contracts held as of January 31, 2017:

Counterparty	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Market value
Morgan Stanley Capital Services	$86,000,000	Fixed 0.8750%	3 Month LIBOR (a)	Jul 2017	$87,659

(a) At 1-31-17, the 3 Month LIBOR rate was 1.03456%

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       8

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P13Q1	01/17
This report is for the information of the shareholders of John Hancock Tax-Advantaged Dividend Income Fund.		3/17

ITEM 2. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Dividend Income Fund

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 17, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	March 17, 2017